Fair Value Measurements - Assumptions for convertible promissory notes (Details)	Sep. 30, 2024 $ / shares Y	Jul. 31, 2024 Y $ / shares	Dec. 31, 2023 Y
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.254	0.258
Discount rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.368
Discount rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.306
Discount rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.306
Expected Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.58	3.75
Expected Term (years) | Convert Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement inputs	6.83	7.0
Expected Term (years) | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.33
Expected Term (years) | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.33
Expected Term (years) | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.33
Risk-Free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0355	0.0401
Risk-Free interest rate | Convert Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement inputs	0.0363	0.0396
Risk-Free interest rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.054
Risk-Free interest rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.054
Risk-Free interest rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.054
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.80	0.60
Volatility | Convert Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement inputs	0.625	0.550
Volatility | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			1.10
Volatility | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			1.10
Volatility | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			1.10
Expected dividend yield | Convert Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement inputs	0	0
Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input | $ / shares	2.58	6.64
Share price | Convert Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement inputs | $ / shares	2.58	6.64